UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/09

Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one.):   [ ]is a restatement.
                                    [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Horan Capital Management
Address:  2800 Quarry Lake Drive
Suite 220
  Baltimore, MD 21209



Form 13F File Number: 28-10615

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John Heinlein
Title:  Portfolio Manager
Phone:  410-494-4380

Signature, Place, and Date of Signing:

John Heinlein             Baltimore, MD                   12/31/2009

Report Type (Check only one.):
[X]13F HOLDINGS REPORT.

[ ]13F NOTICE.

[ ]13F COMBINATION REPORT.

List of Other managers Reporting for this Manager:

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   47

Form 13F Information Table Value Total:  $230,046

                                         (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


FORM 13F INFORMATION TABLE
				TITLE 			VALUE				INVESTMENT	OTHER		VOTING  AUTHORITY
NAME OF ISSUER			OF CLASS CUSIP		(1X$1000)	SHARES	SH/PRN	DESCRETION	MANAGERS	SOLE	SHARED	NONE
HOME DEPOT			COM	437076102	21,499		743,126	SH   	SOLE		N/A		743,126	0	0
LEGG MASON INC COM		COM	524901105	18,137		601,375	SH   	SOLE		N/A		601,375	0	0
BERKSHIRE HATHAWAY INC DEL	COM	084670702	17,025		5,181	SH	SOLE		N/A		5,181	0	0
CONOCOPHILLIPS COM		COM	20825C104	15,084		295,367	SH   	SOLE		N/A		295,367	0	0
MICROSOFT			COM	594918104	14,006		459,503	SH   	SOLE		N/A		459,503	0	0
PFIZER				COM	717081103	13,396		736,446	SH   	SOLE		N/A		736,446	0	0
CANADIAN NAT RES LTD COM	COM	136385101	10,959		152,308	SH   	SOLE		N/A		152,308	0	0
THERMO ELECTRON			COM	883556102	10,492		219,999	SH   	SOLE		N/A		219,999	0	0
AMERICAN EXPRESS		COM	25816109	8,090		199,647	SH   	SOLE		N/A		199,647	0	0
SANOFI AVENTIS SPONSORED A	COM	80105N105	7,667		195,248	SH   	SOLE		N/A		195,248	0	0
CORPORATE EXECUTIVE BRD CO	COM	21988R102	7,409		324,659	SH   	SOLE		N/A		324,659	0	0
CONTANGO OIL & GAS COMPANY	COM	21075N204	7,400		157,408	SH   	SOLE		N/A		157,408	0	0
PROCTER & GAMBLE		COM	742718109	7,026		115,876	SH   	SOLE		N/A		115,876	0	0
SYSCO				COM	871829107	5,709		204,318	SH   	SOLE		N/A		204,318	0	0
WALMART STORES			COM	931142103	5,413		101,269	SH	SOLE		N/A		101,269	0	0
FAIRFAX FINL HLDGS LTD SUB	COM	303901102	5,312		13,623	SH   	SOLE		N/A		13,623	0	0
EXELON				COM	30161N101	5,089		104,136	SH	SOLE		N/A		104,136	0	0
ACCENTURE PLC			COM	G1150G111	4,887		117,762	SH   	SOLE		N/A		117,762	0	0
MAXIM INTEGRATED PRODS INC	COM	57772K101	4,348		213,983	SH   	SOLE		N/A		213,983	0	0
CARMAX INC COM			COM	143130102	4,335		178,750	SH   	SOLE		N/A		178,750	0	0
US BANCORP DEL			COM	902973304	4,038		179,409	SH   	SOLE		N/A		179,409	0	0
COCA COLA			COM	191216100	3,848		67,506	SH   	SOLE		N/A		67,506	0	0
GOOGLE INC CL A			COM	38259P508	3,815		6,153	SH   	SOLE		N/A		6,153	0	0
COVIDIEN PLC ORDINARY SHAR	COM	G2554F105	2,969		62,003	SH   	SOLE		N/A		62,003	0	0
GENERAL DYNAMICS		COM	369550108	2,921		42,856	SH   	SOLE		N/A		42,856	0	0
BHP BILLITON LTD SPONSORED	COM	88606108	2,755		35,972	SH   	SOLE		N/A		35,972	0	0
SEARS HLDGS CORP COM		COM	812350106	2,714		32,520	SH   	SOLE		N/A		32,520	0	0
USG CORP			COM	903293405	2,394		170,395	SH   	SOLE		N/A		170,395	0	0
ENSCO INTERNATIONAL SPONS	COM	26874Q100	2,267		56,765	SH   	SOLE		N/A		56,765	0	0
AUTOMATIC DATA PROCESSING	COM	053015103	1,542		36,016	SH	SOLE		N/A		36,016	0	0
PAYCHEX				COM	704326107	1,305		42,605	SH   	SOLE		N/A		42,605	0	0
PIONEER NATURAL RESOURCES	COM	723787107	1,265		26,258	SH   	SOLE		N/A		26,258	0	0
VODAFONE GROUP PLC NEW SPO	COM	92857W100	1,219		52,786	SH   	SOLE		N/A		52,786	0	0
VISA INC COM CL A		COM	92826C839	692		7,913	SH   	SOLE		N/A		7,913	0	0
BP PRUDHOE BAY RTY TR UNIT	COM	55630107	505		6,100	SH   	SOLE		N/A		6,100	0	0
CISCO SYSTEMS			COM	17275R102	439		18,357	SH   	SOLE		N/A		18,357	0	0
JOHNSON & JOHNSON		COM	478160104	286		4,434	SH   	SOLE		N/A		4,434	0	0
WELLPOINT INC COM		COM	94973V107	283		4,855	SH   	SOLE		N/A		4,855	0	0
ELI LILLY			COM	532457108	273		7,648	SH   	SOLE		N/A		7,648	0	0
BURLINGTON NORTHERN SANTA	COM	12189T104	223		2,265	SH   	SOLE		N/A		2,265	0	0
PEPSICO				COM	713448108	213		3,500	SH	SOLE		N/A		3,500	0	0
EXXON MOBIL			COM	30231G102	192		2,809	SH   	SOLE		N/A		2,809	0	0
WELLS FARGO			COM	949746101	164		6,093	SH   	SOLE		N/A		6,093	0	0
BANK OF AMERICA			COM	060505104	116		7,717	SH	SOLE		N/A		7,717	0	0
AMERICA MOVIL S A DE C V S	COM	02364W105	113		2,400	SH   	SOLE		N/A		2,400	0	0
PROGRESS ENERGY			COM	743263105	111		2,700	SH	SOLE		N/A		2,700	0	0
PHILIP MORRIS INTL INC COM	COM	718172109	102		2,109	SH   	SOLE		N/A		2,109	0	0